Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Office equipment	3 ~5years
Machinery and equipment	10 years
Electronic equipment	3 years
Vehicle	10 years
Leasehold improvement	1~3years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
As of
	April 30, 2025	October 31, 2024
Period end RMB:US $l exchange rate	US$1=RMB 7.2014	US$1=RMB 7.1250

Six months end average RMB:US $l exchange rate	US$1=RMB 7.1825	US$1=RMB 7.1126